Other Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Cash-settled share-based compensation	$ 95.5	$ 60.4
Other	15.1	16.3
Other liabilities	110.6	76.7
Less current portion	55.0	36.0
Long-term portion	$ 55.6	$ 40.7